INVENTORIES	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 -	INVENTORIES

Components of inventories are as follows:

	June 30,
	2012	2013

Raw materials	$7,630,420	$5,621,541
Work in progress	5,242,369	14,338,216
Finished goods	13,869,692	14,125,203
Low value consumables	2,744	19,097

	$26,745,225	$34,104,057

As of June 30, 2012 and 2013, balances of $1,094,650 and $8,492,604, respectively, were costs incurred for specific anticipated contracts for which the recoverability were evaluated to be probable.